Notes Payable (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 24, 2016	May 04, 2015	Oct. 24, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 08, 2016
Debt maturity date						Mar. 31, 2015	Mar. 31, 2015
Debt instrument interest rate						8.50%	8.50%
Warrant to purchase shares of common stock								1,800,364
Warrant exercise price								$ 1.59
Debt discount amortization				$ 174,147	$ 119,542	$ 623,101	$ 437,115
Amortization over period				3 years 9 months		2 years
Unamortized debt discount				$ 3,092,226		$ 1,383,905	$ 1,354,806
Third Convertible Secured Term Note and Warrant [Member]
Debt discount amortization				$ 70,311	$ 414,917
Amortization over period				3 years 9 months
Unamortized debt discount				$ 580,564		$ 533,343
Hankey Capital, LLC [Member]
Warrant to purchase shares of common stock			3,955,697
Warrant exercise price			$ 1.58
Warrant expiration date			Oct. 24, 2017
Hankey Capital, LLC [Member] | Second Warrant [Member]
Warrant to purchase shares of common stock		1,898,734
Warrant exercise price		$ 1.58
Warrant expiration date		May 04, 2018
Hankey Capital, LLC [Member] | Third Warrant [Member]
Debt maturity date				Dec. 31, 2019
Debt instrument conversation price per share				$ 1.58
Warrant to purchase shares of common stock	1,463,415			791,139
Warrant exercise price	$ 2.05
Warrant expiration date	Feb. 23, 2021
Gross proceeds from warrant issued				$ 1,250,000
Hankey Capital, LLC [Member] | Second Secured Convertible Note And Warrant [Member]
Convertible promissory note amount		$ 2,000,000
Debt maturity date		May 04, 2018
Debt instrument interest rate		8.50%
Percentage of average daily price of common stock measured		70.00%
Debt instrument common stock price conversation period		60 days
Loan for collateral value ratio percentage		50.00%
Number of common stock shares issued for lending		2,531,646
Percentage of commitment fee paid		3.00%
Loan commitment fee amount		$ 60,000
Hankey Capital, LLC [Member] | Second Secured Convertible Note And Warrant [Member] | Maximum [Member]
Debt instrument conversation price per share		$ 1.58
Loan for collateral value ratio percentage		50.00%
Percentage of issued and outstanding common stock		4.999%
Hankey Capital, LLC [Member] | Second Secured Convertible Note And Warrant [Member] | Prime Rate [Member]
Debt instrument interest rate		4.00%
Hankey Capital, LLC [Member] | Third Convertible Secured Term Note and Warrant [Member]
Convertible promissory note amount	$ 2,000,000
Debt maturity date	Feb. 23, 2019
Debt instrument interest rate	8.50%
Percentage of average daily price of common stock measured	50.00%
Number of common stock shares issued for lending	2,531,646
Percentage of commitment fee paid	2.00%
Loan commitment fee amount	$ 40,000
Hankey Capital, LLC [Member] | Third Convertible Secured Term Note and Warrant [Member] | Maximum [Member]
Loan for collateral value ratio percentage	50.00%
Hankey Capital, LLC [Member] | Third Convertible Secured Term Note and Warrant [Member] | Prime Rate [Member]
Debt instrument interest rate	4.00%
Debt instrument conversation price per share	$ 1.58
Hankey Capital, LLC [Member] | Convertible Note [Member]
Convertible promissory note amount			$ 5,000,000
Debt maturity date			Oct. 24, 2017
Debt instrument interest rate			8.50%
Percentage of average daily price of common stock measured			70.00%
Debt instrument common stock price conversation period			60 days
Loan for collateral value ratio percentage			50.00%
Number of common stock shares issued for lending			6,329,114
Percentage of commitment fee paid			3.00%
Loan commitment fee amount			$ 150,000
Hankey Capital, LLC [Member] | Convertible Note [Member] | Maximum [Member]
Debt instrument conversation price per share	$ 1.58		$ 1.58
Loan for collateral value ratio percentage	50.00%		50.00%
Hankey Capital, LLC [Member] | Convertible Note [Member] | Prime Rate [Member]
Debt instrument interest rate			4.00%